Derivative Instruments and Hedging Activities - Commodity Derivative Activity Recorded in Statement of Consolidated Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Loss on cash flow hedges reclassified from accumulated other comprehensive loss		$ (16)
Loss for ineffectiveness on cash flow hedges		(1)
Gain (loss) on derivatives not designated as cash flow hedges	$ 284	(399)
Derivatives Not Designated as Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized loss	(16)	(178)
Unrealized gain (loss)	$ 300	$ (221)